Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post Effective Amendment No. 99	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 93	[X]
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 99 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 97 on Form N-1A filed September 20, 2013. This PEA No. 99 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 97 to the Trust’s Registration Statement with respect to the American Independence Risk-Managed Allocation Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 27th day of September 2013.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/ Eric Rubin
Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	September 27, 2013
Eric Rubin

/s/ Jeffrey Haas*	Trustee	September 27, 2013
Jeffrey Haas

/s/ Joseph Hankin*	Chairman of the Board and Trustee	September 27, 2013
Joseph Hankin

/s/ Terry L. Carter*	Trustee	September 27, 2013
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	September 27, 2013
Thomas F. Kice

/s/ George Mileusnic*	Trustee	September 27, 2013
George Mileusnic

/s/ John J. Pileggi*	Trustee	September 27, 2013
John J. Pileggi

/s/ Peter L. Ochs*	Trustee	September 27, 2013
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 82 filed on January 30, 2013.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase